SELECTED QUARTERLY FINANCIAL DATA (Common Stock Market Price and Dividend Information) (Details) (USD $)	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
SELECTED QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Market price, high	$ 13.63	$ 11.00	$ 8.98	$ 8.86	$ 8.42	$ 9.0	$ 10.51	$ 9.95
Market price, low	$ 10.25	$ 8.48	$ 6.76	$ 6.82	$ 6.63	$ 8.1	$ 8.03	$ 8.37
Cash dividends declared, per share	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.16	$ 0.16	$ 0.28